Summarized Segment Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 Operating Segments USD ($)	Mar. 31, 2014 Operating Segments INR	Mar. 31, 2013 Operating Segments INR	Mar. 31, 2012 Operating Segments INR	Mar. 31, 2014 Net interest income (Internal) USD ($)	Mar. 31, 2014 Net interest income (Internal) INR	Mar. 31, 2013 Net interest income (Internal) INR	Mar. 31, 2012 Net interest income (Internal) INR	Mar. 31, 2014 Retail Business Banking INR	Mar. 31, 2013 Retail Business Banking INR	Mar. 31, 2012 Retail Business Banking INR	Mar. 31, 2014 Retail Business Banking Operating Segments INR	Mar. 31, 2013 Retail Business Banking Operating Segments INR	Mar. 31, 2012 Retail Business Banking Operating Segments INR	Mar. 31, 2014 Retail Business Banking Net interest income (Internal) INR	Mar. 31, 2013 Retail Business Banking Net interest income (Internal) INR	Mar. 31, 2012 Retail Business Banking Net interest income (Internal) INR	Mar. 31, 2014 Wholesale Banking INR	Mar. 31, 2013 Wholesale Banking INR	Mar. 31, 2012 Wholesale Banking INR	Mar. 31, 2014 Wholesale Banking Operating Segments INR	Mar. 31, 2013 Wholesale Banking Operating Segments INR	Mar. 31, 2012 Wholesale Banking Operating Segments INR	Mar. 31, 2014 Wholesale Banking Net interest income (Internal) INR	Mar. 31, 2013 Wholesale Banking Net interest income (Internal) INR	Mar. 31, 2012 Wholesale Banking Net interest income (Internal) INR	Mar. 31, 2014 Treasury Services INR	Mar. 31, 2013 Treasury Services INR	Mar. 31, 2012 Treasury Services INR	Mar. 31, 2014 Treasury Services Operating Segments INR	Mar. 31, 2013 Treasury Services Operating Segments INR	Mar. 31, 2012 Treasury Services Operating Segments INR	Mar. 31, 2014 Treasury Services Net interest income (Internal) INR	Mar. 31, 2013 Treasury Services Net interest income (Internal) INR	Mar. 31, 2012 Treasury Services Net interest income (Internal) INR
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	$ 3,209.6	192,572.1	157,076.5	126,392.0	$ 3,209.6	192,572.1	157,076.5	126,392.0	$ 0	0	0	0	151,578.5	128,292.8	101,013.6	105,479.2	88,384.7	73,157.0	46,099.3	39,908.1	27,856.6	33,237.1	27,062.6	22,881.0	82,160.1	68,846.3	52,357.0	(48,923.0)	(41,783.7)	(29,476.0)	7,756.5	1,721.1	2,497.4	4,932.8	(154.5)	878.0	2,823.7	1,875.6	1,619.4
Less: Provision for credit losses	290.5	17,428.1	12,688.0	7,837.3									14,942.4	11,107.1	6,445.6							2,485.7	1,580.9	1,391.7							0	0	0
Net interest revenue, after allowance for credit losses	2,919.1	175,144.0	144,388.5	118,554.7									136,636.1	117,185.7	94,568.0							30,751.4	25,481.7	21,489.3							7,756.5	1,721.1	2,497.4
Non-interest revenue	1,180.5	70,834.5	65,177.4	52,595.5									62,670.8	56,181.9	46,193.6							8,551.4	6,619.0	7,609.4							(387.7)	2,376.5	(1,207.5)
Non-interest expense	(2,070.4)	(124,228.1)	(117,591.1)	(97,313.5)									(116,511.1)	(105,510.9)	(86,131.7)							(6,354.4)	(9,803.3)	(8,146.5)							(1,362.6)	(2,276.9)	(3,035.3)
Income before income tax	2,029.2	121,750.4	91,974.8	73,836.7									82,795.8	67,856.7	54,629.9							32,948.4	22,297.4	20,952.2							6,006.2	1,820.7	(1,745.4)
Segment assets:
Segment total assets	$ 85,423.5	5,125,407.3	4,370,906.1	3,571,155.7									2,838,734.3	2,301,087.4	1,843,971.3							1,776,968.9	1,684,462.0	1,344,261.7							509,704.1	385,356.7	382,922.7